Property, plant and equipment - Summary of property, plant and equipment (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	₺ 136,947,073	₺ 125,956,124
Additions net of depreciation	19,448,188	11,980,814
Disposals	(749,111)	(2,574,097)
Transfers	(9,669)	46,978
Acquisitions through business combination	117,743
Impairment expenses/(reversals)	(19,883)	(21,746)
Effects of movements in exchange rates	1,615,385	1,559,000
Balance at end of year	157,349,726	136,947,073
Gross carrying amount
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	425,601,805	400,670,556
Additions	43,898,507	38,431,847
Disposals	(6,729,935)	(10,183,534)
Transfers	(9,669)	46,978
Acquisitions through business combination	117,743
Effects of movements in exchange rates	667,930	(3,364,042)
Balance at end of year	463,546,381	425,601,805
Gross carrying amount | Network infrastructure
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	359,720,059	343,624,131
Additions	12,528,460	8,719,926
Disposals	(6,286,970)	(9,068,282)
Transfers	22,761,683	18,607,189
Effects of movements in exchange rates	763,971	(2,162,905)
Balance at end of year	389,487,203	359,720,059
Gross carrying amount | Land and buildings
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	27,408,142	21,668,997
Additions	1,497,578	2,062,588
Disposals		(42,422)
Transfers	2,908,443	4,020,150
Acquisitions through business combination	117,743
Effects of movements in exchange rates	(39,158)	(301,171)
Balance at end of year	31,892,748	27,408,142
Gross carrying amount | Equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	23,650,648	22,620,816
Additions	1,765,385	2,279,693
Disposals	(352,705)	(929,277)
Transfers	416,503	535,991
Effects of movements in exchange rates	(170,631)	(856,575)
Balance at end of year	25,309,200	23,650,648
Gross carrying amount | Motor vehicles
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	333,371	356,146
Additions	24,710	20,458
Disposals	(45,468)	(33,042)
Effects of movements in exchange rates	2,391	(10,191)
Balance at end of year	315,004	333,371
Gross carrying amount | Leasehold improvements
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	7,276,404	7,151,466
Additions	222,030	97,712
Disposals	(399)	(1,458)
Transfers		28,939
Effects of movements in exchange rates	(135)	(255)
Balance at end of year	7,497,900	7,276,404
Gross carrying amount | Electricity production power plant
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	646,880	640,905
Additions	5	5,950
Effects of movements in exchange rates	(7)	25
Balance at end of year	646,878	646,880
Gross carrying amount | Construction in progress
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	6,566,301	4,608,095
Additions	27,860,339	25,245,520
Disposals	(44,393)	(109,053)
Transfers	(26,096,298)	(23,145,291)
Effects of movements in exchange rates	111,499	(32,970)
Balance at end of year	8,397,448	6,566,301
Accumulated depreciation, amortization and impairment
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(288,654,732)	(274,714,432)
Additions - depreciation	(24,450,319)	(26,451,033)
Disposals	5,980,824	7,609,437
Impairment expenses/(reversals)	(19,883)	(21,746)
Effects of movements in exchange rates	947,455	4,923,042
Balance at end of year	(306,196,655)	(288,654,732)
Accumulated depreciation, amortization and impairment | Network infrastructure
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(251,391,425)	(239,587,974)
Additions - depreciation	(22,473,565)	(22,389,588)
Disposals	5,708,996	7,379,818
Impairment expenses/(reversals)	(19,883)	(21,743)
Effects of movements in exchange rates	353,680	3,228,062
Balance at end of year	(267,822,197)	(251,391,425)
Accumulated depreciation, amortization and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(6,253,598)	(5,402,950)
Additions - depreciation	(1,359,307)	(1,014,897)
Effects of movements in exchange rates	(589,033)	164,249
Balance at end of year	(8,201,938)	(6,253,598)
Accumulated depreciation, amortization and impairment | Equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(23,611,162)	(22,934,869)
Additions - depreciation	(453,527)	(2,398,780)
Disposals	228,484	200,564
Impairment expenses/(reversals)		(3)
Effects of movements in exchange rates	1,184,173	1,521,926
Balance at end of year	(22,652,032)	(23,611,162)
Accumulated depreciation, amortization and impairment | Motor vehicles
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(285,400)	(336,495)
Additions - depreciation	(28,449)	(34,409)
Disposals	43,344	29,028
Effects of movements in exchange rates	(2,362)	56,476
Balance at end of year	(272,867)	(285,400)
Accumulated depreciation, amortization and impairment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(7,003,057)	(6,420,948)
Additions - depreciation	(103,004)	(580,216)
Disposals		27
Effects of movements in exchange rates	996	(1,920)
Balance at end of year	(7,105,065)	(7,003,057)
Accumulated depreciation, amortization and impairment | Electricity production power plant
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(110,090)	(31,196)
Additions - depreciation	(32,467)	(33,143)
Effects of movements in exchange rates	1	(45,751)
Balance at end of year	₺ (142,556)	₺ (110,090)